Stock-Based Compensation	12 Months Ended
Dec. 31, 2010
Stock-Based Compensation
Stock-Based Compensation

NOTE 16.  Stock-Based Compensation

In May 2008, shareholders approved 35 million shares for issuance under the “3M 2008 Long-Term Incentive Plan”, which replaced and succeeded the 2005 Management Stock Ownership Program (MSOP), the 3M Performance Unit Plan, and the 1992 Directors Stock Ownership Program. In May 2010, shareholders approved an additional 29 million shares for issuance under the 2008 Plan, increasing the number of approved shares from 35 million to 64 million shares. Awards under this plan may be issued in the form of Incentive Stock Options, Nonqualified Stock Options, Progressive Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, Other Stock Awards, and Performance Units and Performance Shares. Awards denominated in shares of common stock other than options and Stock Appreciation Rights, per the 2008 Plan, count against the 64 million share limit as 3.38 shares for every one share covered by such award (for full value awards with grant dates prior to May 11, 2010), or as 2.87 shares for every one share covered by such award (for full value awards with grant dates of May 11, 2010, or later). The remaining total shares available for grant under the 2008 Long Term Incentive Plan Program are 31,825,085 as of December 31, 2010.

The Company’s annual stock option and restricted stock unit grant is made in February to provide a strong and immediate link between the performance of individuals during the preceding year and the size of their annual stock compensation grants. The grant to eligible employees uses the closing stock price on the grant date. Stock options vest over a period from one to three years with the expiration date at 10 years from date of grant. Accounting rules require recognition of expense under a non-substantive vesting period approach, requiring compensation expense recognition when an employee is eligible to retire. Employees are considered eligible to retire at age 55 and after having completed five years of service. Approximately 25 to 30 percent of the stock-based compensation award expense dollars are for this retiree-eligible population; therefore, higher stock-based compensation expense is recognized in the first quarter. Beginning in 2007, the Company reduced the number of traditional stock options granted under the MSOP plan by reducing the number of employees eligible to receive annual grants and by shifting a portion of the annual grant away from traditional stock options primarily to restricted stock units. However, associated with the reduction in the number of eligible employees, the Company provided a one-time “buyout” grant in 2007 of restricted stock units to the impacted employees. 3M also has granted progressive (reload) options. These options are nonqualified stock options that were granted to certain participants under the 1997 or 2002 MSOP, but for which the reload feature was eliminated in 2005 (on a prospective basis only). Participants who had options granted prior to this effective date may still qualify to receive new progressive (reload) stock options.

In addition to the annual grants, the Company makes other minor grants of stock options, restricted stock units and other stock-based grants. The Company issues cash settled Restricted Stock Units and Stock Appreciation Rights in certain countries. These grants do not result in the issuance of Common Stock and are considered immaterial by the Company. There were approximately 13,524 participants with outstanding options, restricted stock, or restricted stock units at December 31, 2010.

Amounts recognized in the financial statements with respect to stock-based compensation programs, which include stock options, restricted stock, restricted stock units and the General Employees’ Stock Purchase Plan (GESPP), are provided in the following table. The income tax benefits shown in the table can fluctuate by period due to the amount of employee “disqualifying dispositions” related to Incentive Stock Options (ISOs). The Company last granted ISOs in 2002.

Stock-Based Compensation Expense

	Years ended December 31
(Millions)	2010	2009	2008
Cost of sales	$31	$38	$43
Selling, general and administrative expenses	209	144	122
Research, development and related expenses	34	35	37

Stock-based compensation expenses	$274	$217	$202

Income tax benefits	$(98)	$(62)	$(71)

Stock-based compensation expenses, net of tax	$176	$155	$131

The following table summarizes stock option activity during the twelve months ended December 31:

Stock Option Program

	2010		2009		2008
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price*	Options	Price*	Options	Price*
Under option —
January 1	74,268,165	$72.39	75,452,722	$71.96	74,613,051	$70.50
Granted:
Annual	5,788,313	78.79	6,649,672	53.93	5,239,660	77.22
Progressive (Reload)	188,105	88.67	68,189	77.37	78,371	79.53
Other	27,911	82.13	4,654	50.85	20,389	79.25
Exercised	(9,678,654)	59.11	(6,930,544)	49.83	(3,797,663)	49.38
Canceled	(258,796)	70.76	(976,528)	73.50	(701,086)	79.12
December 31	70,335,044	$74.80	74,268,165	$72.39	75,452,722	$71.96
Options exercisable December 31	58,201,617	$75.87	62,414,398	$73.73	63,282,408	$70.01

*                 Weighted average

Outstanding shares under option include grants from previous plans. For options outstanding at December 31, 2010, the weighted-average remaining contractual life was 56 months and the aggregate intrinsic value was $821 million. For options exercisable at December 31, 2010, the weighted-average remaining contractual life was 47 months and the aggregate intrinsic value was $619 million. As of December 31, 2010, there was $65 million of compensation expense that has yet to be recognized related to non-vested stock option-based awards. This expense is expected to be recognized over the remaining weighted-average vesting period of 1.7 years.

The total intrinsic values of stock options exercised during 2010, 2009 and 2008, respectively, was $263 million, $108 million and $107 million. Cash received from options exercised during 2010, 2009 and 2008, respectively, was $571 million, $345 million and $188 million. The Company’s actual tax benefits realized for the tax deductions related to the exercise of employee stock options for 2010, 2009 and 2008, respectively, was $93 million, $38 million and $34 million. Capitalized stock-based compensation amounts were not material for the twelve months ended 2010, 2009 and 2008.

The Company does not have a specific policy to repurchase common shares to mitigate the dilutive impact of options; however, the Company has historically made adequate discretionary purchases, based on cash availability, market trends and other factors, to satisfy stock option exercise activity.

For annual and progressive (reload) options, the weighted average fair value at the date of grant was calculated using the Black-Scholes option-pricing model and the assumptions that follow.

Stock Option Assumptions

	Annual			Progressive (Reload)
	2010	2009	2008	2010	2009	2008
Exercise price	$78.72	$54.11	$77.22	$86.72	$77.83	$79.76
Risk-free interest rate	2.8%	2.2%	3.1%	0.6%	1.4%	4.3%
Dividend yield	2.5%	2.3%	2.0%	2.5%	2.0%	2.0%
Volatility	25.7%	30.3%	21.7%	33.2%	30.7%	18.7%
Expected life (months)	72	71	70	17	32	25
Black-Scholes fair value	$16.50	$13.00	$15.28	$12.01	$14.47	$12.00

Expected volatility is a statistical measure of the amount by which a stock price is expected to fluctuate during a period. For the 2010, 2009 and 2008 annual grant date, the Company estimated the expected volatility based upon the average of the most recent one year volatility, the median of the term of the expected life rolling volatility, the median of the most recent term of the expected life volatility of 3M stock, and the implied volatility on the grant date. The expected term assumption is based on the weighted average of historical grants.

The following table summarizes restricted stock and restricted stock unit activity during the twelve months ended December 31:

Restricted Stock and Restricted Stock Units

	2010		2009		2008
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value*	Awards	Fair Value*	Awards	Fair Value*
Nonvested balance —
As of January 1	4,379,480	$68.85	2,957,538	$77.41	2,001,581	$77.63
Granted:
Annual	902,549	78.81	1,150,819	53.89	924,120	77.23
Performance shares	760,645	73.99	—	—	—	—
Other	527,823	79.56	522,581	54.82	188,473	73.16
Vested	(948,233)	79.12	(157,104)	73.26	(64,806)	68.72
Forfeited	(48,962)	69.57	(94,354)	69.57	(91,830)	77.76
As of December 31	5,573,302	$70.43	4,379,480	$68.85	2,957,538	$77.41

*                 Weighted average

As of December 31, 2010, there was $101 million of compensation expense that has yet to be recognized related to non-vested restricted stock and restricted stock units. This expense is expected to be recognized over the remaining weighted-average vesting period of 1.8 years. The total fair value of restricted stock and restricted stock units that vested during the twelve-month periods ended December 31, 2010, 2009 and 2008, respectively, was $75 million, $10 million and $4 million. The Company’s actual tax benefits realized for the tax deductions related to the vesting of restricted stock and restricted stock units was $20 million for 2010 and was not material for 2009 and 2008.

Restricted stock units granted under the “3M 2008 Long-Term Incentive Plan” generally vest three years following the grant date assuming continued employment. The one-time “buyout” restricted stock unit grant in 2007 vests at the end of five years. Restricted stock unit grants issued in 2008 and prior did not accrue dividends during the vesting period. Beginning in 2009, dividend equivalents equal to the dividends payable on the same number of shares of 3M common stock accrue on these restricted stock units during the vesting period, although no dividend equivalents are paid on any of these restricted stock units that are forfeited prior to the vesting date. Dividends are paid out in cash at the vest date on all vested restricted stock units. Since the rights to dividends are forfeitable, there is no impact on basic earnings per share calculations. Weighted average restricted stock unit shares outstanding are included in the computation of diluted earnings per share.

General Employees’ Stock Purchase Plan (GESPP):

In May 1997, shareholders approved 30 million shares for issuance under the Company’s GESPP. Substantially all employees are eligible to participate in the plan. Participants are granted options at 85% of market value at the date of grant. There are no GESPP shares under option at the beginning or end of each year because options are granted on the first business day and exercised on the last business day of the same month.

General Employees’ Stock Purchase Plan

	2010		2009		2008
		Exercise		Exercise		Exercise
	Shares	Price*	Shares	Price*	Shares	Price*
Options granted	1,325,579	$70.57	1,655,936	$50.58	1,624,775	$62.68
Options exercised	(1,325,579)	70.57	(1,655,936)	50.58	(1,624,775)	62.68
Shares available for grant — December 31	4,334,360		5,659,939		7,315,875

*                 Weighted average

The weighted-average fair value per option granted during 2010, 2009 and 2008 was $12.45, $8.93 and $11.06, respectively. The fair value of GESPP options was based on the 15% purchase price discount. The Company recognized compensation expense for GESSP options of $17 million in 2010, $15 million in 2009 and $18 million in 2008.